HELLENIC REPUBLIC BANK SUPPORT PLAN	12 Months Ended
Dec. 31, 2012
Hellenic Republic Bank Support Plan [Abstract]
Hellenic Republic Bank Support Plan

NOTE 17: HELLENIC REPUBLIC BANK SUPPORT PLAN

We participated in the Hellenic Republic Bank Support Plan as follows:

Pillar I - Preference share facility

On January 22, 2009, an Extraordinary General Meeting of the Bank's Shareholders was held, which approved the issue of 70 million redeemable preference shares at a par value of EUR 5.00 each with the cancellation of the pre-emptive rights of the existing shareholders in favor of the Greek State in accordance with Law 3723/2008 for the Bank's participation in the part (1) of the Hellenic Republic Bank Support Plan. On May 21, 2009, the Bank's Board of Directors certified that the Greek State fully covered the said issue of preferred shares. This increase was covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of six-month Euribor plus 130 basis points. On May 25, 2009, the Board of Directors' minutes for the above mentioned certification were filed with the Ministry of Development (resolution K2-5300/Registrar of Companies). Following the above the Bank's share capital increased by EUR 350 million.

On December 22, 2011, the Extraordinary General Meeting of the Bank's Shareholders approved a) the share capital increase by EUR 1,000.0 million through the issue of additional 200 million redeemable preference shares at a nominal value of EUR 5.00 each with the cancellation of the pre-emptive rights of the existing shareholders in favor of the Greek State, in accordance with the Law 3723/2008 and b) the revocation of the decision of the Extraordinary General Meeting of the Bank's Shareholders held on November 26, 2010 regarding the repurchase by the Bank of the 70 million redeemable preference shares in favor of the Greek State, in accordance with the Law 3723/2008.

On December 30, 2011, following the above decision, the Bank issued the 200 million redeemable preference shares at a nominal value of EUR 5.00 each. For the redeemable preference shares in favor of the Greek State, please also refer to Note 32.

Pillar II - Government guaranteed short-term borrowings facility
Under the government-guaranteed borrowings facility, we participated in the second pillar of Greek Law 3723/2008 as follows:

Description	Issue date	Maturity date	Nominal amount in million EUR	Interest rate	Interest payment
Floating Rate Notes	April 26, 2010	April 2013	2,500.0	Three-month Euribor plus 1,200 bps	Quarterly
Floating Rate Notes	May 4, 2010	May 2013	1,345.0	Three-month Euribor plus 500 bps	Quarterly
Floating Rate Notes	May 4, 2010	May 2013	655.0	Three-month Euribor plus 1,200 bps	Quarterly
Floating Rate Notes	June 28, 2010	June 2013	4,265.6	Three-month Euribor plus 1,200 bps	Quarterly
Floating Rate Notes	December 23, 2010	December 2013	4,107.7	Three-month Euribor plus 1,200 bps	Quarterly
Floating Rate Notes	June 7, 2011	June 2014	1,925.0	Three-month Euribor plus 1,200 bps	Quarterly
Total			14,798.3

Additionally, on May 24, 2012, Fixed Rate Notes of EUR 3,000.0 million issued by the Bank in February 2012, matured.

The notes described above have been issued by the Bank, are guaranteed by the Hellenic Republic and are held by the Bank and therefore, are not presented as liabilities on the consolidated balance sheet. Furthermore, the notes are currently rated Caa2 by Moody's and CCC by Fitch. For the guarantees provided by the Hellenic Republic, an annual fee is payable by the Bank to the Hellenic Republic. This fee ranges from 95 to 135 basis points (depending on the notes) and is calculated on the nominal amount of the notes issued, prorated for the period the notes are outstanding.

Pillar III - Debt instruments issued by the Public Debt Management Agency

On April 12, 2010, the Bank obtained from Public Debt Management Agency, Greek government bonds having a nominal value of EUR 787.0 million collateralized with shipping and mortgage loans. These bonds can only be used as collateral for financing and therefore are reflected off-balance sheet.